Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.10	$ 0	$ 0.30	$ 0